Income Taxes and Federal Duties - Summary of Total DUC and Others (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Duties And Others [Line Items]
DUC	$ (338,044,209)	$ (277,161,804)
DUC from prior years	(2,095,429)
Other	(260,775)	(514,356)
DUC [member]
Disclosure Of Duties And Others [Line Items]
DUC	372,902,629	304,299,019
DUC from prior years	2,095,429
Other	260,775	514,356
Deferred DUC benefit	(37,214,624)	(27,651,571)
Total DUC and other	$ 338,044,209	$ 277,161,804